Prepayments and Other Receivables (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Prepaid rent	$70,766	$179,792
Prepayments to vendors	1,580,417	143,018
Prepaid iCloud Server	-	1,747
Prepaid insurance	293,294	237,207
Prepaid income tax	86,705	-
Prepayments to other service providers	275,510	26,896
Total Prepayment and Other Receivables	$2,306,692	$588,660

Prepayments and other current assets as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Prepaid rent	$179,792	$26,332
Prepayments to vendors	143,018	647,746
Prepaid iCloud Server	1,747	-
Prepayments to DMV	-	500
Prepaid insurance	237,207	108,241
Prepayments to other service providers	26,896	-
Total Prepayment and Other Receivables	$588,660	$782,819